UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 89.82%
California Educational Facilities Authority Revenue (California Institute of Technology), Series B,
0.110%, VRD	10,750,000	10,750,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
0.110%, VRD	6,900,000	6,900,000
Series L-6,
0.110%, VRD	11,700,000	11,700,000
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.130%, VRD[1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C,
0.130%, VRD[1,2]	10,070,000	10,070,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series B,
0.110%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C,
0.100%, VRD	6,000,000	6,000,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.120%, VRD	29,200,000	29,200,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.100%, VRD	19,225,000	19,225,000
Series C,
0.100%, VRD	18,700,000	18,700,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems),
Series B,
0.110%, VRD	1,700,000	1,700,000
Series C,
0.110%, VRD	16,865,000	16,865,000
California Housing Finance Agency Revenue (Home Mortgage), Series H,
0.120%, VRD[3]	8,100,000	8,100,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B,
0.100%, VRD	6,165,000	6,165,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E,
0.100%, VRD	7,050,000	7,050,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A,
0.170%, VRD	5,635,000	5,635,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project),
Series A,
0.110%, VRD	2,570,000	2,570,000
Series B,
0.110%, VRD	17,360,000	17,360,000
California Municipal Finance Authority Revenue (Chevron USA — Recovery Zone Bonds), Series B,
0.080%, VRD	15,450,000	15,450,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.090%, VRD	1,800,000	1,800,000
California State Economic Recovery,
Series C-1,
0.110%, VRD	14,100,000	14,100,000
Series C-2,
0.110%, VRD	1,500,000	1,500,000
Series C-4,
0.100%, VRD	675,000	675,000
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	8,000,000	8,036,167
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School),
0.110%, VRD	7,650,000	7,650,000
California State Kindegarten, Series A1,
0.150%, VRD	9,475,000	9,475,000
California State,
Series A, Subseries A1-2,
0.110%, VRD	10,500,000	10,500,000
Series A4,
0.110%, VRD	1,550,000	1,550,000
Series B1,
0.150%, VRD	5,050,000	5,050,000
Series B2,
0.110%, VRD	6,430,000	6,430,000
Series B3,
0.130%, VRD	1,200,000	1,200,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured),
0.110%, VRD	6,935,000	6,935,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B,
0.120%, VRD	8,600,000	8,600,000
California Statewide Communities Development Authority Revenue (University of San Diego),
0.110%, VRD	9,945,000	9,945,000
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.110%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Revenue Refunding (Foxwoods Apartments), Series J,
0.150%, VRD	4,150,000	4,150,000
California Statewide Communities Development Authority Revenue (John Muir Health), Series C,
0.100%, VRD	2,700,000	2,700,000
California Statewide Communities Development Authority Revenue (Painte Turtle),
0.110%, VRD	3,000,000	3,000,000
Antelope Valley-East Kern Water Agency, Series A-2,
0.110%, VRD	5,900,000	5,900,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.140%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F (Bank of America Austin Certificates, Series 2008-1058),
0.190%, VRD[1,2]	6,750,000	6,750,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H, (FNMA Insured),
0.120%, VRD	10,655,000	10,655,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
East Bay Municipal Utility District Water System Revenue Refunding, Subseries B-3,
0.100%, VRD	1,380,000	1,380,000
Elsinore Valley Municipal Water District Certificates of Participation Refunding, Series B,
0.140%, VRD	2,705,000	2,705,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8),
0.120%, VRD	15,523,000	15,523,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.120%, VRD	3,037,000	3,037,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A,
0.120%, VRD	16,035,000	16,035,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.100%, VRD	12,000,000	12,000,000
Irvine Ranch Water District
0.100%, VRD	24,900,000	24,900,000
Irvine Unified School District, Series A,
0.100%, VRD	15,040,000	15,040,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured),
0.100%, VRD	10,000,000	10,000,000
Los Angeles Wastewater Systems Revenue Refunding, Series A (Barclays Capital Municipal Trust Receipts Series 2W),
0.130%, VRD[1,2]	3,750,000	3,750,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.150%, VRD	3,330,000	3,330,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured),
0.120%, VRD	6,800,000	6,800,000
Metropolitan Water District of Southern California Waterworks Revenue Refunding, Series A- 2,
0.100%, VRD	5,200,000	5,200,000
Metropolitan Water District Southern California Refunding (Special), Series A,
0.090%, VRD	7,605,000	7,605,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
0.130%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-3,
0.090%, VRD	2,000,000	2,000,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.110%, VRD	9,875,000	9,875,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series E,
0.120%, VRD	12,310,000	12,310,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured),
0.130%, VRD	14,230,000	14,230,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3, (FNMA Insured),
0.100%, VRD	6,300,000	6,300,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured),
0.150%, VRD[1,2]	1,075,000	1,075,000
Orange County Water District Revenue Certificates of Participation, Series A,
0.120%, VRD	22,415,000	22,415,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Orange County Sanitation District Revenue,
2.000%, due 10/30/13	16,000,000	16,165,976
Roseville Joint Union High School District Tax and Revenue Anticipation Notes,
1.500%, due 09/24/13	10,000,000	10,051,833
Sacramento Municipal Utility District,
Series L
0.110%, VRD	4,000,000	4,000,000
Series M
0.100%, VRD	2,200,000	2,200,000
San Bernardino County, Series A,
2.000%, due 06/28/13	6,000,000	6,025,830
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured),
0.160%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage — Mountain View), Series A, (FNMA Insured),
0.160%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.110%, VRD	25,945,000	25,945,000
Series B,
0.110%, VRD	7,500,000	7,500,000
Santa Clara Unified School District
2.000%, due 06/28/13	10,000,000	10,043,049
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series A,
0.090%, VRD	10,400,000	10,400,000
Series B,
0.100%, VRD	20,950,000	20,950,000
Series C,
0.110%, VRD	8,875,000	8,875,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured),
0.150%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (AGM Insured),
0.270%, VRD[1,2]	4,110,000	4,110,000
South Placer Wastewater Authority Wastewater Revenue Refunding, Series A,
0.110%, VRD	10,200,000	10,200,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured),
0.130%, VRD[1,2]	3,675,000	3,675,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B,
0.110%, VRD	4,055,000	4,055,000
West Covina Public Financing Authority Lease Revenue, Series A,
0.110%, VRD	4,045,000	4,045,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A,
0.110%, VRD	2,700,000	2,700,000

Total municipal bonds and notes (cost — $730,372,855)		730,372,855

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — 8.86%
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-2, Subseries 1,
0.150%, due 07/16/13	10,050,000	10,050,000
Series B-2, Subseries 2,
0.170%, due 06/05/13	8,000,000	8,000,000
Los Angeles Department of Water & Power County,
0.140%, due 04/04/13	10,000,000	10,000,000
0.150%, due 05/01/13	5,000,000	5,000,000
Los Angeles County Capital Asset Lease,
0.140%, due 04/03/13	12,000,000	12,000,000
Sacramento Municipal Utility District,
0.120%, due 04/03/13	10,000,000	10,000,000
Santa Clara County Teeter Plan,
0.140%, due 06/05/13	17,000,000	17,000,000

Total tax-exempt commercial paper (cost — $72,050,000)		72,050,000

Total investments (cost — $802,422,855 which approximates cost for federal income tax purposes) — 98.68%		802,422,855
Other assets in excess of liabilities — 1.32%		10,734,473

Net assets (applicable to 813,570,452 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		813,157,328

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs of March 31, 2013 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Municipal bonds and notes	–	730,372,855	–	730,372,855
Tax-exempt commercial paper	–	72,050,000	–	72,050,000

Total	–	802,422,855	–	802,422,855

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 18 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.87% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2012.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 90.08%
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.110%, VRD	8,305,000	8,305,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.120%, VRD	2,350,000	2,350,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.110%, VRD	2,785,000	2,785,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.120%, VRD	9,645,000	9,645,000
Series A-2,
0.120%, VRD	4,100,000	4,100,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A,
0.100%, VRD	7,900,000	7,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A,
0.120%, VRD	9,605,000	9,605,000
New York State Dormitory Authority Revenue (Columbia University), Series B,
0.110%, VRD	5,100,000	5,100,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.),
0.110%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A,
0.120%, VRD	5,535,000	5,535,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series C,
0.130%, VRD	10,000,000	10,000,000
Series D,
0.110%, VRD	15,900,000	15,900,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A,
0.110%, VRD	2,975,000	2,975,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.140%, VRD	12,995,000	12,995,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Oxford University Press),
0.130%, VRD	9,000,000	9,000,000
New York State Dormitory Authority Revenue (Wagner College),
0.110%, VRD	2,850,000	2,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College),
0.100%, VRD	9,000,000	9,000,000
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose, Series D,
2.500%, due 08/15/13	8,000,000	8,068,461
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239),
0.130%, VRD[1,2]	3,600,000	3,600,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.130%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2,
0.120%, VRD	16,855,000	16,855,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A,
0.110%, VRD	10,000,000	10,000,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.120%, VRD	14,000,000	14,000,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured),
0.120%, VRD	18,475,000	18,475,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured),
0.120%, VRD	9,600,000	9,600,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.110%, VRD	4,900,000	4,900,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.130%, VRD[1,2]	6,835,000	6,835,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B,
0.120%, VRD	5,760,000	5,760,000
Bay Shore Union Free School District Tax Anticipation Notes,
1.500%, due 06/21/13	8,000,000	8,022,431
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.120%, VRD	2,290,000	2,290,000
Chappaqua Central School District Tax Anticipation Notes,
1.000%, due 06/28/13	8,000,000	8,014,205
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.150%, VRD	5,645,000	5,645,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.140%, VRD	1,600,000	1,600,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
0.120%, VRD	9,290,000	9,290,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1,
0.140%, VRD	3,500,000	3,500,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
0.120%, VRD	1,643,000	1,643,000
Locust Valley Central School District
1.500%, due 06/20/13	5,000,000	5,012,223
Long Island Power Authority, Series C,
0.110%, VRD	25,000,000	25,000,000
Long Island Power Authority (General), Series D,
0.110%, VRD	1,000,000	1,000,000
Lynbrook Union Free School District Tax Anticipation Notes,
1.250%, due 06/21/13	4,000,000	4,007,965

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.130%, VRD	4,500,000	4,500,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.120%, VRD	6,930,000	6,930,000
Nassau Health Care Corp. Revenue,
0.100%, VRD	2,500,000	2,500,000
Nassau Health Care Corp. Revenue (Nassau County Guaranted), Subseries B-2,
0.120%, VRD	1,300,000	1,300,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured),
0.120%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A,
0.130%, VRD	5,140,000	5,140,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.150%, VRD	31,255,000	31,255,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured),
0.120%, VRD	11,100,000	11,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured),
0.100%, VRD	7,200,000	7,200,000
New York City Industrial Development Agency Civic Facility Revenue (Abraham Joshua Heschel Project),
0.110%, VRD	5,695,000	5,695,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy),
0.130%, VRD	2,715,000	2,715,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5,
0.130%, VRD	19,460,000	19,460,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559),
0.130%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General),
0.120%, VRD	15,615,000	15,615,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
0.140%, VRD	1,800,000	1,800,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D (JP Morgan PUTTERs, Series 3240),
0.130%, VRD[1,2]	1,600,000	1,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series C,
0.110%, VRD	3,300,000	3,300,000
New York City Transitional Finance Authority (New York City Recovery), Series 3, Subseries 3-B,
0.120%, VRD	16,200,000	16,200,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
Series A-2,
0.110%, VRD	2,500,000	2,500,000
Subseries A-4,
0.130%, VRD	21,900,000	21,900,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Trust for Cultural Resources Revenue (Lincoln Center of Arts), Series B-1,
0.120%, VRD	7,400,000	7,400,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1,
0.120%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.),
0.120%, VRD	6,000,000	6,000,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History),
Series A1,
0.150%, VRD	4,795,000	4,795,000
Series A2,
0.140%, VRD	20,815,000	20,815,000
Series B-1,
0.110%, VRD	6,800,000	6,800,000
New York City,
Subseries G-4,
0.130%, VRD	14,900,000	14,900,000
Subseries L-4,
0.130%, VRD	5,000,000	5,000,000
Subseries L-6,
0.120%, VRD	22,545,000	22,545,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.120%, VRD	5,975,000	5,975,000
Oyster Bay-East Norwich Central School District Tax Anticipation Notes,
1.250%, due 06/21/13	5,000,000	5,010,517
Port Washington Union Free School District Tax Anticipation Notes,
1.000%, due 06/20/13	8,000,000	8,013,652
Syosset Central School District Tax Anticipation Notes,
2.500%, due 06/21/13	8,000,000	8,040,787
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements),
0.800%, due 08/09/13	8,000,000	8,015,329
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B,
0.190%, VRD	3,445,000	3,445,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A,
0.090%, VRD	17,965,000	17,965,000
Town of North Hempstead, Series B,
1.000%, due 06/07/13	7,000,000	7,009,676
Triborough Bridge & Tunnel Authority Revenue,
Series B-2C,
0.130%, VRD	18,575,000	18,575,000
Series B-3,
0.130%, VRD	16,825,000	16,825,000
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project), Series B,
0.110%, VRD	6,545,000	6,545,000

Total municipal bonds and notes (cost — $670,208,246)		670,208,246

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — 9.84%
Metropolitan Transportation Authority,
0.130%, due 04/03/13	12,000,000	12,000,000
0.140%, due 04/03/13	16,000,000	16,000,000
0.170%, due 06/05/13	6,000,000	6,000,000
New York State Dormitory Authority (Columbia University),
0.120%, due 05/03/13	9,695,000	9,695,000
New York State Power Authority,
0.140%, due 04/09/13	26,487,000	26,487,000
0.160%, due 06/13/13	3,000,000	3,000,000

Total tax-exempt commercial paper (cost — $73,182,000)		73,182,000

Total investments (cost — $743,390,246 which approximates cost for federal income tax purposes) — 99.92%		743,390,246
Other assets in excess of liabilities — 0.08%		609,999

Net assets (applicable to 744,122,412 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		744,000,245

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Municipal bonds and notes	–	670,208,246	–	670,208,246
Tax-exempt commercial paper	–	73,182,000	–	73,182,000

Total	–	743,390,246	–	743,390,246

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 15 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.28% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2013 and reset periodically.

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2012.

UBS Managed Municipal Trust

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2013